Acquisitions (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands						12 Months Ended
	Feb. 19, 2020	Aug. 16, 2019	Jul. 01, 2019	Oct. 01, 2018	Aug. 10, 2018	Dec. 29, 2018	Mar. 27, 2021	Dec. 26, 2020	Dec. 28, 2019
Business Acquisition [Line Items]
Goodwill						$ 800,620	$ 816,678	$ 816,200	$ 815,850
Business Acquisition, Pro Forma Information [Abstract]
Net revenues						1,139,562
Net earnings (loss)						(74,976)
MinuteKey
Business Acquisition [Line Items]
Consideration for acquisition of membership interest					$ 156,289
Cash					1,791
Other current assets					766
Inventory					3,952
Property and equipment					29,888
Goodwill					58,077
Other non-current assets					16
Total assets acquired					168,890
Liabilities assumed					(12,601)
Total purchase price					156,289
Maximum amount of unsecured promissory note outstanding form sponsors					165,000
Big Time
Business Acquisition [Line Items]
Consideration for acquisition of membership interest				$ 348,834
Cash				2,507
Other current assets				1,623
Accounts receivable				40,828
Inventory				40,216
Property and equipment				3,703
Goodwill				128,796
Other non-current assets				159
Total assets acquired				427,832
Liabilities assumed				(78,998)
Total purchase price				348,834
Maximum amount of unsecured promissory note outstanding form sponsors				365,000
Resharp
Business Acquisition [Line Items]
Consideration for acquisition of membership interest		$ 21,100
Property and equipment		218
Goodwill		9,382
Total assets acquired		21,100
Contingent consideration payable		(18,100)
Net cash paid		3,000
Business Acquisition, Pro Forma Information [Abstract]
Payout amount		$ 25,000
Payout amount, Percentage of revenues		1.80%
Payout amount, Term of percentage revenues		5 years
West Coast Washers, Inc
Business Acquisition [Line Items]
Consideration for acquisition of membership interest			$ 3,135
Instafob LLC
Business Acquisition [Line Items]
Consideration for acquisition of membership interest	$ 2,618
Total purchase price	1,818
Business Acquisition, Pro Forma Information [Abstract]
Cash payment	$ 800
Customer relationships | MinuteKey
Business Acquisition [Line Items]
Intangible assets					50,000
Customer relationships | Big Time
Business Acquisition [Line Items]
Intangible assets				189,000
Developed technology | MinuteKey
Business Acquisition [Line Items]
Intangible assets					19,000
Trade names | MinuteKey
Business Acquisition [Line Items]
Intangible assets					5,400
Trade names | Big Time
Business Acquisition [Line Items]
Intangible assets				21,000
Technology | Resharp
Business Acquisition [Line Items]
Intangible assets		$ 11,500
Adjustment
Business Acquisition [Line Items]
Goodwill						(3,227)			$ (3,227)
Adjustment | MinuteKey
Business Acquisition [Line Items]
Goodwill					$ (1,160)	1,160
Adjustment | Big Time
Business Acquisition [Line Items]
Goodwill				$ (2,067)		$ 2,067